Stock-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Expense
Total stock-based compensation expense, recognized primarily in SG&A, from stock-based compensation consisted of the following:

	Year Ended January 31,
(in thousands)	2018	2017	2016
Stock options	$236	$173	$331
RSUs	7,622	4,282	3,926
Employee stock purchase plan	220	329	354
Accelerated RSU expense charged to severance	602	217	—
	$8,680	$5,001	$4,611

Summary of Incentive Stock Option Plan activity
The following table summarizes the activity for outstanding stock options:

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding, January 31, 2017	508,645	$14.63
Exercised	(233,260)	$11.50
Forfeited and expired	(85,900)	$23.64
Outstanding, January 31, 2018	189,485	$14.39	5.5 years
Vested and expected to vest, January 31, 2018	189,485	$14.39	5.5 years
Exercisable, January 31, 2018	114,484	$11.38	3.4 years

Summary of the restricted stock units granted under the Omnibus Incentive Plan activity he following table summarizes the activity for RSUs:

	Time-Based RSUs		Performance-Based RSUs
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value	Total Number of Units
Balance, January 31, 2017	818,623	$16.60	120,395	$11.65	939,018
Granted	732,027	$15.42	501,012	$11.81	1,233,039
Vested and converted to common stock	(237,053)	$17.16	—	$—	(237,053)
Forfeited	(91,588)	$20.05	(6,233)	$36.90	(97,821)
Balance, January 31, 2018	1,222,009	$15.52	615,174	$11.78	1,837,183